Other Financial Information	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
OTHER FINANCIAL INFORMATION [Text Block]
NOTE 24: OTHER FINANCIAL INFORMATION

The Company's 9.25% Senior Notes issued on April 15, 2011, are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc.  The subsidiary guarantees are full and unconditional, as such term is defined by Regulation S-X Rule 3-10, except that the indenture governing the Senior Notes provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the Senior Notes. On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd., and HS South Inc.  As a result, from July 25, 2011, all subsidiaries, except for the non-guarantor subsidiary, Hidronave South American Logistics S.A., are 100% owned.  These condensed consolidating statements have been prepared on an equity basis as permitted by U.S. GAAP.
	Navios South American	Other	Non
Statement of operations for the year	Logistics Inc.	Guarantor	Guarantor
ended December 31, 2011	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$165,573	$3,915	$(3,863)	$165,625
Sales of products	—	69,063	—		69,063
Time charter, voyage and port terminal expenses	—	(43,309)	(2,234)	3,863	(41,680)
Direct vessel expenses	—	(62,808)	(614)	—	(63,422)
Cost of products sold	—	(66,757)	—	—	(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	—	(18,006)	(174)	—	(18,180)
Amortization of intangible assets and liabilities, net	—	(4,436)	—	—	(4,436)
Amortization of deferred drydock and special survey costs	—	(718)	—	—	(718)
General and administrative expenses	(1,904)	(11,000)	(758)	—	(13,662)
Provision for losses on accounts receivable	—	(492)	—	—	(492)
Taxes other than income taxes	—	(8,934)	—	—	(8,934)
Gain on sale of assets	—	36	—	—	36
Interest expense and finance cost, net	(2,504)	(14,506)	(64)	—	(17,074)
Interest income	251	574	18	—	843
Foreign exchange differences	—	(825)	180	—	(645)
Other income, net	—	669	—	—	669
(Loss)/income before equity in net earnings of affiliated companies	(4,157)	4,124	269	—	236
Equity in net earnings/(losses) of affiliated companies and joint ventures	3,961	134	—	(4,095)	—
(Loss)/income before taxes	(196)	4,258	269	(4,095)	236
Income tax benefit	—	344	4	—	348
Net income/(loss)	(196)	4,602	273	(4,095)	584
Less: Net (income)/loss attributable to the noncontrolling interest	—	(641)	(139)	—	(780)
Net (loss)/income attributable to Navios Logistics' stockholders	$(196)	$3,961	$134	$(4,095)	$(196)

	Navios South American	Other	Non
Statement of operations for the year	Logistics Inc.	Guarantor	Guarantor
ended December 31, 2010	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$136,618	$2,133	$(1,995)	$136,756
Sales of products	—	51,217	—	—	51,217)
Time charter, voyage and port terminal expenses	—	(36,202)	(1,203)	1,995	(35,410)
Direct vessel expenses	—	(49,991)	(431)	—	(50,422)
Cost of products sold	—	(47,073)	—	—	(47,073)
Depreciation of vessels, port terminals and other fixed assets, net	—	(17,655)	(74)	—	(17,729)
Amortization of intangible assets and liabilities, net	—	(4,486)	—	—	(4,486)
Amortization of deferred drydock and special survey costs	—	(394)	—	—	(394)
General and administrative expenses	(827)	(10,829)	(554)	—	(12,210)
Provision for losses on accounts receivable	—	(652)	—	—	(652)
Taxes other than income taxes	—	(7,921)	—	—	(7,921)
Gain on sale of assets	—	52	—		52
Interest expense and finance cost, net	—	(4,469)	(57)	—	(4,526)
Interest income	—	270	28	—	298
Foreign exchange differences	—	79	(82)	—	(3)
Other income, net	—	64	—	—	64
(Loss)/income before equity in net earnings of affiliated companies	(827)	8,628	(240)	—	7,561
Equity in net earnings/(losses) of affiliated companies and joint ventures	6,427	(126)	—	(6,301)	—
Income/(loss) before taxes	5,600	8,502	(240)	(6,301)	7,561
Income tax (expense)/benefit	—	(68)	4	—	(64)
Net income/(loss)	5,600	8,434	(236)	(6,301)	7,497
Less: Net (income)/loss attributable to the noncontrolling interest	—	(2,007)	110	—	(1,897)
Net income/(loss) attributable to Navios Logistics' stockholders	$5,600	$6,427	$(126)	$(6,301)	$5,600

	Navios South
	American	Other	Non
Statement of operations for the year	Logistcs Inc.	Guarantor	Guarantor
ended December 31, 2009	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Time charter, voyage and port terminal revenues	$—	$112,127	$701	$(565)	$112,263
Sale of products	—	26,627	—	—	26,627
Time charter, voyage and port terminal expenses	—	(32,582)	(411)	565	(32,428)
Direct vessel expenses	—	(36,960)	(135)	—	(37,095)
Cost of products sold	—	(24,246)	—	—	(24,246)
Depreciation of vessels, port terminal and other fixed assets, net	—	(17,990)	(30)	—	(18,020)
Amortization of intangible assets and liabilities, net	—	(3,111)	—	—	(3,111)
Amortization of deferred drydock and special survey costs	—	(270)	—	—	(270)
General and administrative expenses	(536)	(8,435)	(144)	—	(9,115)
Provision for losses on accounts receivable	—	(1,351)	—	—	(1,351)
Taxes other than income taxes	—	(4,821)	—	—	(4,821)
Gain on sale of assets	—	—	—	—	—
Interest expenses and finance cost, net	—	(4,231)	(15)	—	(4,246)
Interest income	—	11	—	—	11
Foreign exchange differences	—	321	57	—	378
Other income, net	—	524	45	—	569
(Loss)/income before equity in net earnings of affiliated companies	(536)	5,613	68	—	5,145
Equity in net earnings/(losses) of affiliated companies and joint ventures	5,887	38	—	(5,925)	—
Income/(loss) before taxes	5,351	5,651	68	(5,925)	5,145
Income tax benefit	—	1,653	1	—	1,654
Net income/(loss)	5,351	7,304	69	(5,925)	6,799
Less: Net income attributable to the noncontrolling interest	—	(1,417)	(31)	—	(1,448)
Net income/(loss) attributable to Navios Logistics' stockholders	$5,351	$5,887	$38	$(5,925)	$5,351

	Navios South American	Other	Non
Balance Sheet as at	Logistics	Guarantor	Guarantor
December 31, 2011	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$81	$40,111	$337	$—	$40,529
Restricted cash	—	—	—	—	—
Accounts receivable, net	—	31,875	84	—	31,959
Due from affiliate companies	206,936	15,534	1,351	(223,821)	—
Intercompany receivables	12,133	(11,592)	—	(541)	—
Prepaid expenses and other current assets	734	9,820	38	—	9,858
Inventories	—	2,872	—	—	2,872
Total current assets	219,884	88,620	1,810	(224,362)	85,952
Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	348,529	1,559	—	350,088
Investments in affiliates	314,456	679	—	(315,135)	—
Goodwill and other intangible assets	—	167,675	284	—	167,959
Deferred dry dock and special survey costs, net	—	6,869	—	—	6,869
Deferred financing costs and other long term assets	6,399	3,964	3	—	10,366
Total noncurrent assets	320,855	527,716	1,846	(315,135)	535,282
Total assets	540,739	616,336	3,656	(538,497)	621,234

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	23,046	165	—	23,211
Due to affiliate companies	15,873	213,041	1,253	(223,821)	6,346
Accrued expenses	4,182	6,963	226	—	11,371
Deferred income	—	4,492	—	—	4,492
Current portion ofcapital lease obligations	—	31,221	—	—	31,221
Current portion of long term debt	—	—	69	—	69
Total current liabilities	20,055	278,764	1,713	(223,821)	76,710
Noncurrent liabilities
Senior Notes	200,000	—	—	—	200,000
Long term debt, net of current portion	—	—	599	—	598
Capital lease obligations, net of current portion	—	—	—	—	—
Other long term liabilities	—	3,072	—	—	3,072
Deferred tax liability	—	19,503	125	—	19,628
Total noncurrent liabilities	200,000	22,576	724	—	223,299
Total liabilities	220,055	301,340	2,437	(223,822)	300,010
STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	320,684	314,997	679	(315,676)	320,684
Noncontrolling interest	—	—	541	—	541
Total stockholders' equity	320,684	314,997	1,220	(315,676)	321,225
Total liabilities and stockholders' equity	$540,739	$616,337	$3,657	$(539,498)	$621,234

	Navios South American	Other	Non
Balance Sheet as at	Logistics	Guarantor	Guarantor
December 31, 2010	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Current assets
Cash and cash equivalents	$—	$38,341	$863	$—	$39,204
Restricted cash	—	564	—	—	564
Accounts receivable, net	—	17,102	—	—	17,102
Due from affiliate companies	—	1,925	1,054	(2,979)	—
Intercompany receivables	11,923	(11,521)	—	(402)	—
Prepaid expenses and other current assets	844	6,809	34	—	7,687
Inventories	—	5,867	—	—	5,867
Total current assets	12,767	59,087	1,951	(3,381)	70,424
Noncurrent assets
Vessels, port terminal and other fixed assets, net	—	294,445	1,688	—	296,133
Investments in affiliates	299,645	408	—	(300,053)	—
Goodwill and other intangible assets	—	172,111	284	—	172,395
Deferred dry dock and special survey costs, net	—	2,041	—	—	2,041
Deferred financing costs and other longe term assets	—	6,464	4	—	6,468
Total noncurrent assets	299,645	475,469	1,976	(300,053)	477,037
Total assets	312,412	534,556	3,927	(303,434)	547,461

LIABILITIES AND EQUITY
Current liabilities
Accounts payable	—	22,556	35	—	22,591
Due to affiliate companies	1,651	(337)	1,820	(2,979)	155
Accrued expenses	731	8,519	361	—	9,611
Deferred income	—	—	—		—
Current portion of capital lease obligations	—	1,252	—	—	1,252
Current portion of long term debt	—	10,102	69	—	10,171
Total current liabilities	2,382	42,092	2,285	(2,979)	43,780
Noncurrent liabilities
Long term debt, net of current portion	—	116,585	666	—	117,251
Capital lease obligations, net of current portion	—	31,009	—	—	31,009
Other long ong term liabilities	—	5,000	37	—	5,037
Deferred tax liability	—	20,976	129	—	21,105
Total noncurrent liabilities	—	173,570	832	—	174,402
Total liabilities	2,382	215,662	3,117	(2,979)	218,182
STOCKHOLDERS' EQUITY
Total Navios Logistics stockholders' equity	310,030	300,047	408	(300,455)	310,030
Noncontrolling interest	—	18,847	402	—	19,249
Total stockholders' equity	310,030	318,894	810	(300,455)	329,279
Total liabilities and stockholders' equity	$312,412	$534,556	$3,927	$(303,434)	$547,461

	Navios South American		Non
Cash flow statement for the year ended	Logistics Inc.	Guarantor	Guarantor
December 31, 2011	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash(used in)/ provided by operating activities	$(193,630)	$208,768	$(549)	$—	$14,589

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(70,533)	(45)	—	(70,598)
Net cash used in investing activities	—	(70,533)	(45)	—	(70,598)

Cash flows from financing activities
Decrease in restricted cash	—	564	—	—	564
Proceeds from issuance of Senior Notes	200,000	—	—	—	200,000
Proceeds from long term debt	—	—	—	—	—
Payments of obligations under capital lease	—	(1,040)	—	—	(1,040)
Repayments of long -terml debt	—	(126,687)	(68)	—	(126,755)
Debt issuance costs	(6,289)	(508)	—	—	(6,797)
Acquisition of noncontrolling interest	—	(8,638)	—	—	(8,638)
Capital contributions	—	(136)	136	—	—
Net cash provided by/(used in) financing activities	193,711	(136,445)	68	—	57,334
Net increase/(decrease) in cash and cash equivalents	81	1,770	(526)	—	1,325
Cash and cash equivalents, beginning of year	—	38,341	863	—	39,204
Cash and cash equivalents, end of year	$81	$40,111	$337	$—	$40,529

	Navios South American		Non
Cash flow statement for the year ended	Logistics Inc.	Guarantor	Guarantor
December 31, 2010	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$—	$33,495	$609	$—	$34,104

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(14,114)	—	—	(14,114)
Net cash used in investing activities	—	(14,114)	—	—	(14,114)

Cash flows from financing activities
Proceeds from long termdebt	—	293	—	—	293
Payments of obligations under capital lease	—	(1,771)	—	—	(1,771)
Repayments of long-term debt	—	(5,171)	(69)	—	(5,240)
Debt issuance costs	—	(525)	—	—	(525)
Dividends paid	—	(470)	—	—	(470)
Net cash used in financing activities	—	(7,644)	(69)	—	(7,713)
Net increase in cash and cash equivalents	—	11,737	540	—	12,277
Cash and cash equivalents, beginning of year	—	26,604	323	—	26,927
Cash and cash equivalents, end of year	$—	$38,341	$863	$—	$39,204

	Navios South
	American		Non
Cash flow statement for the year ended	Logistics Inc.	Guarantor	Guarantor
December 31, 2009	Issuer	Subsidiaries	Subsidiaries		Eliminations	Total
Net cash provided by operating activities	$—	$22,780	$300		$—	$23,080

Cash flows from investing activities
Acquisition of vessels, port terminals and other fixed assets, net	—	(26,707)	(92)		—	(26,799)
Acquisition of subsidiary, net of cash acquired	—	(369)	—		—	(369)
Net cash used in investing activities	—	(27,076)	(92)		—	(27,168)
Cash flows from financing activities
Increase in restricted cash	—	(358)	—		—	(358)
Proceeds of long term debt	—	22,469	—		—	22,469
Repayments of long-term debt	—	(2,426)	(16)			(2,442)
Debt issuance costs	—	(734)	—		—	(734)
Contributions from noncontrolling shareholders	—	564	—		—	564
Cash acquired	—	(131)	131		—	—
Net cash provided by financing activities	—	19,384	115		—	19,499
Net increase in cash and cash equivalents	—	15,088	323		—	15,411
Cash and cash equivalents, beginning of year	—	11,516	—		—	11,516
Cash and cash equivalents, end of year	$—	$26,604	$323	$	$—	$26,927